Organization and Nature of Operations - IPO, VIEs, Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended			12 Months Ended
	Jul. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2023 CNY (¥)
Organization and Nature of Operations
Net loss		¥ 11,744,834	$ 1,639,515	¥ 10,230,560
Operating cash outflow		10,926,443	$ 1,525,273	10,027,770
Accumulated deficit		(124,800,000)			¥ (113,068,210)	$ (17,422,485)
Net current liabilities		9,800,000
Total shareholders' deficit		1,118,897		¥ (16,254,890)	(6,064,546)	156,191	¥ (25,735,632)
Cash, cash equivalents, short term investments and long term deposits		27,100,000
Trade and notes payable		34,951,395			¥ 34,387,266	$ 4,879,027
Other Liabilities		17,300,000
Outstanding borrowings		¥ 6,200,000
Subsequent event | NIO Holding Co., Ltd.
Organization and Nature of Operations
Percentage held of its equity interests	91.80%
NIO Holding Co., Ltd.
Organization and Nature of Operations
Percentage of interest in total paid-in capital		89.02%			89.02%	89.02%
Equity interest held		100.00%			100.00%	100.00%
NIO Holding Co., Ltd. | Subsequent event
Organization and Nature of Operations
Additional investments made	¥ 20,000,000
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Organization and Nature of Operations
Percentage of interest in total paid-in capital		90.91%				90.91%
Equity interest held		100.00%				100.00%
Percentage of indirect interest in total paid-in capital		90.91%	90.91%
Prime Hubs
Organization and Nature of Operations
Number of share held by variable interest entities | shares		3,250,002	3,250,002		3,250,002